Share-based compensation - RSUs (Details)	12 Months Ended
	Dec. 31, 2025 USD ($) shares $ / shares	Dec. 31, 2024 USD ($) shares
Share-based compensation
Share-based compensation expense | $	$ 640,207	$ 338,229
RSUs
Share-based compensation
Fair value of RSUs granted | $	$ 4,500,000
Fair value per stock RSU | $ / shares	$ 5
Share-based compensation expense | $	$ 400,000	$ 0
Outstanding as of beginning | shares	0
Granted | shares	909,750	0
Outstanding as of ending | shares	909,750	0
Granted (in dollars per share) | $ / shares	$ 5
Outstanding as of ending (in dollars per share) | $ / shares	$ 5
RSUs | First anniversary of the grant date
Share-based compensation
Vesting percentage	33.33%
RSUs | Second anniversary of the grant date
Share-based compensation
Vesting percentage	33.33%
RSUs | Third anniversary of the grant date
Share-based compensation
Vesting percentage	33.34%